UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/12

Item 1.	Schedule of Investments

Elfun International Equity Fund

Schedule of Investments (dollars in thousands)—June 30, 2012 (Unaudited)

Common Stock—97.4% †	Number of Shares	Fair Value

Australia—1.7%
Brambles Ltd.	419,718	$2,666
CSL Ltd.	35,794	1,454
		4,120

Belgium—1.2%
Anheuser-Busch InBev N.V.	36,483	2,884

Brazil—0.5%
Petroleo Brasileiro S.A. ADR	63,742	1,156

Canada—3.2%
Canadian Natural Resources Ltd.	19,873	532
Cenovus Energy Inc.	13,844	440
Potash Corporation of Saskatchewan Inc.	70,268	3,067
Suncor Energy Inc.	123,795	3,575
		7,614

China—1.3%
Baidu Inc. ADR	27,940	3,213	(a)

France—9.1%
AXA S.A.	136,449	1,829
BNP Paribas S.A.	65,131	2,518
Cap Gemini S.A.	50,602	1,868
Cie Generale d’Optique Essilor International S.A.	49,433	4,605
LVMH Moet Hennessy Louis Vuitton S.A.	19,673	3,002
Safran S.A.	126,989	4,729
Total S.A.	20,837	941
Vallourec S.A.	28,536	1,169
Vinci S.A.	29,230	1,370
		22,031

Germany—11.3%
Adidas AG	22,619	1,626
Bayer AG	34,961	2,526
Deutsche Bank AG	75,004	2,715
Fresenius SE & Company KGaA	46,661	4,845
HeidelbergCement AG	51,628	2,486
Linde AG	37,731	5,893
SAP AG	88,590	5,261
Siemens AG	21,223	1,788
		27,140

Hong Kong—2.3%
AIA Group Ltd.	1,425,985	4,926
Wharf Holdings Ltd.	115,085	641
		5,567

India—0.3%
Power Grid Corporation of India Ltd.	362,838	744

Ireland—1.2%
WPP PLC	239,138	2,907

Italy—2.1%
Eni S.p.A.	128,435	2,736
Luxottica Group S.p.A.	68,282	2,391
		5,127

Japan—17.4%
Canon Inc.	16,992	679
Daito Trust Construction Company Ltd.	15,100	1,434
FANUC Corp.	25,300	4,166
JGC Corp.	43,000	1,249
Kubota Corp.	202,000	1,870
Mitsubishi Corp.	114,400	2,317
Mitsubishi Heavy Industries Ltd.	456,000	1,857
Nikon Corp.	39,175	1,195
SMC Corp.	12,000	2,084
Softbank Corp.	113,999	4,251
Sony Financial Holdings Inc.	141,700	2,317
Sumitomo Realty & Development Company Ltd. (REIT)	124,000	3,056
Suzuki Motor Corp.	160,431	3,300
The Bank of Yokohama Ltd.	448,990	2,127
Toyota Motor Corp.	127,982	5,175
Unicharm Corp.	84,400	4,813
		41,890

Netherlands—2.0%
ING Groep N.V.	284,505	1,913	(a)
Unilever N.V.	83,392	2,794
		4,707

Norway—0.2%
Subsea 7 S.A.	20,211	400

Singapore—1.9%
United Overseas Bank Ltd.	310,518	4,611

South Korea—2.3%
Hyundai Motor Co.	1,829	375
Samsung Electronics Company Ltd.	4,913	5,203
		5,578

Sweden—2.8%
Alfa Laval AB	128,459	2,206
Hexagon AB	113,069	1,945
Telefonaktiebolaget LM Ericsson	293,612	2,692
		6,843

Switzerland—8.4%
Nestle S.A.	114,132	6,830
Novartis AG	79,633	4,465
Roche Holding AG	13,985	2,422
Syngenta AG	11,527	3,957
Zurich Insurance Group AG	11,521	2,612
		20,286

Taiwan—2.1%
Taiwan Semiconductor Manufacturing Company Ltd.	1,760,400	4,819	(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR	10,530	147	(a)
		4,966

United Kingdom - 26.1%
Aggreko PLC	77,641	2,529
BG Group PLC	265,829	5,450	(a)
BHP Billiton PLC	152,148	4,331	(c)
Capita PLC	317,422	3,266
Diageo PLC	243,540	6,286
HSBC Holdings PLC	760,090	6,708
Lloyds Banking Group PLC	3,018,498	1,477	(a)
National Grid PLC	444,530	4,718
Prudential PLC	478,513	5,557
Reckitt Benckiser Group PLC	74,029	3,919
Rio Tinto PLC	83,059	3,953
Royal Dutch Shell PLC	144,919	4,890
Standard Chartered PLC	203,322	4,423
TESCO PLC	21,615	105
Vodafone Group PLC	1,931,609	5,437
		63,049
Total Common Stock
(Cost $225,292)		234,833

Preferred Stock—1.5%

Germany—1.5%
Volkswagen AG	22,659	3,600
(Cost $2,913)

Other Investments—0.0%*
GEI Investment Fund
(Cost $74)		80	(d)

Total Investments in Securities
(Cost $228,279)		238,513

Short-Term Investments—0.8%
GE Institutional Money Market Fund—Investment Class
0.04%
(Cost $1,816)		1,816	(b,d)

Total Investments
(Cost $230,095)		240,329

Other Assets and Liabilities, net—0.3%		783

NET ASSETS—100.0%		$241,112

Other Information

The Fund had the following Short futures contracts open at June 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
EURO Stoxx 50 Index Futures	September 2012	32	$(916)	$(37)
FTSE 100 Index Futures	September 2012	9	(780)	(9)
Topix Index Futures	September 2012	4	(385)	(12)

				$(58)

The Fund was invested in the following categories at June 30, 2012 (Unaudited):

Industry	Percentage (based on Fair Value)
Diversified Financial Services	9.01%
Integrated Oil & Gas	7.98%
Life & Health Insurance	5.33%
Industrial Machinery	5.27%
Automobile Manufacturers	5.18%
Semiconductors	4.23%
Wireless Telecommunication Services	4.03%
Packaged Foods & Meats	4.00%
Pharmaceuticals	3.92%
Household Products	3.63%
Diversified Metals & Mining	3.45%
Fertilizers & Agricultural Chemicals	2.92%
Apparel, Accessories & Luxury Goods	2.92%
Distillers & Vintners	2.62%
Industrial Gases	2.45%
Application Software	2.19%
Diversified Support Services	2.16%
Diversified Real Estate Activities	2.13%
Healthcare Services	2.02%
Aerospace & Defense	1.97%
Multi-Utilities	1.96%
Healthcare Supplies	1.92%
Multi-Line Insurance	1.85%
Human Resource & Employment Services	1.36%
Internet Software & Services	1.34%
Advertising	1.21%
Brewers	1.20%
Diversified Capital Markets	1.13%
Communications Equipment	1.12%
Construction & Engineering	1.09%
Construction Materials	1.03%
Trading Companies & Distributors	0.96%
Regional Banks	0.89%
Electronic Equipment & Instruments	0.81%
Construction & Farm Machinery & Heavy Trucks	0.78%
IT Consulting & Other Services	0.78%
Industrial Conglomerates	0.74%
Biotechnology	0.61%
Electric Utilities	0.31%
Office Electronics	0.28%
Oil & Gas Exploration & Production	0.22%
Oil & Gas Equipment & Services	0.17%
Food Retail	0.04%

99.21%

Short-Term and Other Investments	Percentage (based on Fair Value)
Short-Term	0.76%
Other Investments	0.03%

0.79%

100.00%

Notes to Schedules of Investments (dollars in thousands) – June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the supplemental disclosure for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	At June 30, 2012, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(d)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GEI Investment Fund has been determined to be illiquid using procedures determined by the Board of Trustees.

†	Percentages are based on net assets as of June 30, 2012.
*	Less than 0.05%

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun International Equity Fund	Investments in Securities †
	Common Stock	$12,130	$222,703	$—	$234,833
	Preferred Stock	—	3,600	—	3,600
	Other Investments	—	80	—	80
	Short-Term Investments	1,816	—	—	1,816

	Total Investments in Securities	$13,946	$226,383	$—	$240,329

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$—	$—	$—	$—
	Futures Contracts—Unrealized Depreciation	(58)	—	—	(58)

	Total Other Financial Instruments	$(58)	$—	$—	$(58)

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Fund utilized the fair value pricing service on June 30, 2012 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at the end of the period which were classified as Level 1 at December 31, 2011. The value of securities that were transferred to Level 2 from Level 1 as a result was $186,356 (in thousands).

There were no other transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2012, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investments for tax purposes	Gross Tax Appreciation	Gross tax Depreciation	Net tax Appreciation
Elfun International Equity Fund	$233,978	$23,599	$(17,248)	$6,351

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, Elfun Funds

Date: August 27, 2012